Expected Future Minimum Payment Obligations for Non-Cancelable Operating Leases Exceeding One Year (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 20.2
2014	14.9
2015	11.7
2016	8.0
2017	6.1
Thereafter	32.8
Total debt	$ 93.7